Risks and Uncertainties - Schedule of Concentration of Risk by Customers (Details) - Accounts Receivable [Member] - Customer Concentration Risk [Member]	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Customer A [Member]
Concentration risk, percentage	98.40%	85.50%
Customer A [Member] | Logistics Services Segment [Member]
Concentration risk, percentage	30.20%	22.40%
Customer B [Member]
Concentration risk, percentage	1.60%
Customer B [Member] | Logistics Services Segment [Member]
Concentration risk, percentage	16.60%	18.30%
Customer C [Member] | Logistics Services Segment [Member]
Concentration risk, percentage	12.70%	3.80%
Customer D [Member] | Logistics Services Segment [Member]
Concentration risk, percentage	5.50%	2.70%
Customer E [Member] | Logistics Services Segment [Member]
Concentration risk, percentage	5.50%